Share Capital - Summary Of Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Capital [Abstract]
Number of warrants, beginning balance (in shares) | shares	9,842
Number of warrants, exercised (in shares) | shares	(12)
Number of warrants, forfeited (in shares) | shares	(9,830)
Number of warrants, ending balance (in shares) | shares	0
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares	$ 9.63
Weighted average exercise price, exercised (in dollars per share) | $ / shares	4.24
Weighted average exercise price, forfeited (in dollars per share) | $ / shares	9.54
Weighted average exercise price, ending balance (in dollars per share) | $ / shares	$ 0